Schedule of intangible assets estimated useful lives (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Trademark [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		10 years
Trademark [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Patent [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		6 years 3 months
Patent [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years 3 months
Technical Know How Of Stem Cells Cultivation [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		5 years
Technical Know How Of Stem Cells Cultivation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years